PRO FORMA ADJUSTMENTS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts due to related companies	$ 115,583	$ 48,037	$ 545
Greenpro Resources Limited [Member]
Common stock: $0.0001 par value	(2)
Additional paid-in capital	$ 2
Greenpro Capital Corp [Member]
Common stock: $0.0001 par value	907
Additional paid-in capital	$ (907)
Greenpro Holding Limited and Greenpro Financial Consulting Limited [Member]
Amount due from related companies	(88,848)
Amounts due to related companies	$ 88,848